Commitments and Contingencies	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies

6. Commitments and Contingencies

Legal Matters

The Company is a party to certain claims, suits, and proceedings which arise in the ordinary course of business. The Company records a liability when it believes that it is probable that a loss will be incurred and the amount can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be reasonably estimated, the Company discloses the possible loss or range of loss. In the Company’s opinion, resolution of pending matters is not expected to have a material adverse impact on the results of operations, cash flows, or the Company’s financial position, as of September 30, 2020. Given the unpredictable nature of legal proceedings, there is a reasonable possibility that an unfavorable resolution of one or more such proceedings could in the future materially affect the results of operations, cash flows, or financial position in a particular period. However, based on the information known by the Company, any such amount is either immaterial or it is not possible to provide an estimated range of any such possible loss.

6. Commitments and Contingencies

Operating Leases

The Company’s primary operating lease commitment relates to its headquarters in San Francisco, California, which requires monthly lease payments through March 31, 2020. In November 2018, the Company entered into an operating lease agreement related to its office in Portland, Oregon, which requires monthly lease payments through May 2022.

In March 2019, the Company entered into a lease agreement for additional office space in its current San Francisco headquarters. The amended lease is through March 31, 2020 and will result in a total amount of $1.5 million in future minimum lease payments.

In May 2019, the Company entered into an operating lease related to its new headquarters in San Francisco. The lease is through July 2029 and will result in a total of $25.6 million in future minimum lease payments, which exclude a tenant improvement allowance from the landlord of up to $2.5 million.

In December 2019, the Company entered into an operating lease related to additional office space in San Francisco. The lease is through March 31, 2021 and will result in a total of $8.8 million in future minimum lease payments.

The Company recognizes rent expense on a straight-line basis over the lease period and accounts for the difference between straight-line rent and actual lease payments as deferred rent. Rent expense for all facility leases was $1.9 million and $1.2 million for the years ended December 31, 2019 and 2018, respectively.

Future minimum payments under the Company’s non-cancelable leases as of December 31, 2019, are as follows:

Operating
Lease
Commitments
Year ended December 31,
2020	$5,634
2021	7,924
2022	2,487
2023	2,368
2024	2,439
Thereafter	16,498
Future minimum lease payments	$37,350

Legal Matters

The Company is a party to certain claims, suits, and proceedings which arise in the ordinary course of business. The Company records a liability when it believes that it is probable that a loss will be incurred and the amount can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be reasonably estimated, the Company discloses the possible loss or range of loss. In the Company’s opinion, resolution of pending matters is not expected to have a material adverse impact on the results of operations, cash flows, or the Company’s financial position, as of December 31, 2019. Given the unpredictable nature of legal proceedings, there is a reasonable possibility that an unfavorable resolution of one or more such proceedings could in the future materially affect the results of operations, cash flows, or financial position in a particular period. However, based on the information known by the Company, any such amount is either immaterial or it is not possible to provide an estimated range of any such possible loss.

Flying Eagle Acquisition Corp [Member]
Commitments and Contingencies

5. Commitments and Contingencies

Underwriting Agreement

The Company is committed to pay the Deferred Discount totaling $24,150,000, or 3.5% of the gross offering proceeds of the Public Offering, to the underwriters upon the Company’s consummation of a Business Combination. The underwriters will not be entitled to any interest accrued on the Deferred Discount, and no Deferred Discount is payable to the underwriters if there is no Business Combination.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID‑19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s, or its target’s, financial position, results of its operations and/or completion of the Business Combination, the specific impact is not readily determinable as of the date of these unaudited condensed consolidated financial statements. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.